SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit expenses and Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	¥ 247,315	$ 38,809	¥ 139,621	¥ 197,327
Number of reportable segments	1	1